Sale of Vessels and Other Assets	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Asset Impairment Charges	During the year ended December 31, 2020, the carrying values of nine Aframax tankers were written down to their estimated fair values, using appraised values provided by third parties, primarily due to the lower near-term tanker market outlook, a reduction of charter rates, and a decline in vessel values, as a result of the current economic environment, which has been impacted by the COVID-19 global pandemic. The Company's consolidated statement of income for the year ended December 31, 2020 includes write-downs totaling $65.4 million related to these vessels. In February 2021, the Company agreed to the sale of two of these vessels for an aggregate sales price of $32.0 million (note 22). The vessels were delivered to their new owners in March 2021 and therefore, both vessels and their related bunkers and lube oil inventory are classified as held for sale on the Company's consolidated balance sheet as at December 31, 2020. The vessels were written down to their agreed sales price less selling costs and the Company's consolidated statement of income for the year ended December 31, 2020 includes a further $1.6 million write-down related to the two vessels. During the year ended December 31, 2020, the Company recorded write-downs of $2.9 million on its operating lease right-of-use assets, which were written-down to their estimated fair value, based on prevailing charter rates for comparable periods, due to a reduction in these charter rates.
Sale of Vessels and Other Assets
During the year ended December 31, 2020, the Company completed the sale of three Suezmax tankers, with an aggregate loss on sales of $2.6 million. Two of these vessels were written-down to their agreed sales price and classified as held for sale on the Company's consolidated balance sheet as at December 31, 2019. The Company's consolidated statement of income for the year ended December 31, 2019 includes a $3.2 million write-down related to the two vessels.
The Company's consolidated statement of income for the year ended December 31, 2020 includes a gain of $3.1 million relating to the completion of the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business for proceeds of $27.1 million, including an adjustment of $1.1 million for the final amounts of cash and other working capital present on the closing date. The sale of the ship-to-ship support services business was classified as held for sale on the Company's consolidated balance sheet as at December 31, 2019.

The Company's consolidated statement of income for the year ended December 31, 2019 includes a loss on sale of a vessel of $2.3 million relating to one Suezmax vessel, which was sold and delivered to its buyer in the fourth quarter of 2019.

The Company's consolidated statement of loss for the year ended December 31, 2018 includes a gain on sale of vessel of $0.2 million relating to one lightering support vessel, which was sold and delivered to its buyer in the second quarter of 2018.
As at December 31, 2020, two Aframax tankers and their related bunker and lube oil inventory are classified as held for sale on the Company's consolidated balance sheet. The following table summarizes the two Suezmax tankers and the ship-to-ship transfer assets and liabilities which were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2019:

As at December 31, 2019	Tanker Segment $	Ship-to-Ship Transfer Segment (note 4) $	Total $

Cash and cash equivalents	—	1,121	1,121
Restricted cash - current	—	337	337
Accounts receivable	—	4,129	4,129
Bunker and lube oil inventory	2,017	—	2,017
Prepaid expenses	—	510	510
Vessel and equipment	37,240	7,562	44,802
Intangibles (i)	—	6,880	6,880
Goodwill (i)	—	5,633	5,633
Other non current assets	—	29	29
Total assets held for sale	39,257	26,201	65,458
Current liabilities	—	2,650	2,650
Other long term liabilities	—	330	330
Total liabilities associated with assets held for sale	—	2,980	2,980
Net assets held for sale	39,257	23,221	62,478
i.91% of the intangible assets and goodwill relating to support services and 100% of the LNG business intangibles and goodwill have been allocated as held for sale.